Commitments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of maturity analysis of lease payments [line items]
Additional capital commitments	$ 4,525,596	$ 0
Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	23,707,736
2021 | Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	746,512
2022 | Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	1,381,296
2023 | Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	1,956,861
2024 | Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	2,016,267
2025 and after | Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	$ 17,606,800